Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Jul. 28, 2026	Jun. 02, 2026	Oct. 27, 2025	Aug. 06, 2024
Subsequent Event [Line Items]
Stock repurchase program, authorized amount			$ 300	$ 700
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 200
Dividend common stock cash	$ 300	$ 93